Accounts Receivable, Net - Balance of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts Receivable, Net
Accounts receivable, gross	$ 81,855	¥ 562,797		¥ 524,198
Allowance for doubtful accounts	(11,444)	(78,684)	$ (9,520)	(65,454)	¥ (91,348)	¥ (58,846)
Accounts receivable, net	$ 70,411	¥ 484,113		¥ 458,744